Basis of presentation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended	24 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 Panamax Vessels	Dec. 31, 2015 Panamax Vessels	Dec. 31, 2013 Capesize Vessels	Dec. 31, 2015 Capesize Vessels	Dec. 31, 2013 Ultra-Handymax Vessels	Dec. 31, 2015 Ultra-Handymax Vessels	Dec. 31, 2015 Container vessels
Property Plant And Equipment [Line Items]
Interval between vessel drydockings/ special surveys			Every 30 or 60 months
Daily management fee					$4.55/day	$4.10/day	$5.65/day	$5.10/day	$4.65/day	$4.00/day
Daily management fee upon condition											$6.50 daily rate per container vessel effective from the delivery through December 31, 2015.
Amortization of deferred financing cost	$ 146	$ 0	$ 146	$ 0